                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:    June 30, 2001


Check here if Amendment                 [ ]  Amendment Number:
                                                               ---------
This Amendment (Check only one.):       [ ]  is a restatement
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MSD Capital, L.P.
          ---------------------------------
Address:  645 Fifth Avenue, 21st Floor
          ---------------------------------
          New York, NY 10022
          ---------------------------------

Form 13F File Number:     28-    5391
                             -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Marc R. Lisker, Esq.
          --------------------------------------
Title:    General Counsel, MSD Capital, L.P.
          --------------------------------------
Phone:    (212) 303-1668
          --------------------------------------

Signature, Place, and Date of Signing:

    /s/ Marc R. Lisker                 New York, NY            August 14, 2001
----------------------------         ---------------         -------------------
       (Signature)                    (City, State)                (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


         I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      0
                                             ------------------------
Form 13F Information Table Entry Total:                 4
                                             ------------------------
Form 13F Information Table Value Total:              72,404          (thousands)
                                             ------------------------


PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


   COLUMN 1           COLUMN 2      COLUMN 3    COLUMN 4              COLUMN 5            COLUMN 6   COLUMN 7        COLUMN 8
----------------      ---------     --------- ------------  ---------------------------  ----------  --------  ---------------------
                                                                                                                  VOTING AUTHORITY
                                                                                                               ---------------------
                                               FAIR MARKET  SHARES OR
                       TITLE OF       CUSIP      VALUE      PRINCIPAL                    INVESTMENT   OTHER
 NAME OF ISSUER         CLASS        NUMBER    (X $1,000)    AMOUNT    SH/PRN  PUT/CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
----------------      ---------     ---------  -----------  ---------  ------  --------  ----------  --------  ------   ------  ----
EXE TECHNOLOGIES INC      COM       301504106       1465      250,000     SH                  SOLE              250,000    0      0
I-MANY INC                COM       44973Q103      11997      888,649     SH                  SOLE              888,649    0      0
MCKESSON HBOC INC         COM       58155Q103      58787    1,583,700     SH                  SOLE            1,583,700    0      0
OPUS360 CORP              COM       68400F109        155    1,550,758     SH                  SOLE            1,550,758    0      0



PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.